Summarised financial information of subsidiaries with material non-controlling interests - Summarised statements of comprehensive income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summarised financial information of subsidiaries with material non controlling interests
Revenue	¥ 670,091	¥ 645,593	¥ 901,573
Profit/(loss) before income tax	(94,173)	(681,314)	(259,492)
Income tax (expense)/credit	18,067	11,798	12,587
Profit/(loss) and total comprehensive income/(loss) for the year	(70,807)	(668,942)	(247,636)
Total comprehensive income/(loss) allocated to noncontrolling interests	141	(82,897)	(11,426)
Huizhou Pengai Aesthetic Medical Hospital Co., Ltd.
Summarised financial information of subsidiaries with material non controlling interests
Revenue	32,679	21,561	26,852
Profit/(loss) before income tax	4,261	(8,222)	2,743
Income tax (expense)/credit	1,049	297	(685)
Profit/(loss) and total comprehensive income/(loss) for the year	3,212	(7,925)	2,058
Total comprehensive income/(loss) allocated to noncontrolling interests	1,044	(2,734)	710
Dividend paid to noncontrolling interests		1,116	750
Shanghai Pengai Aesthetic Medical Clinic Co., Ltd.
Summarised financial information of subsidiaries with material non controlling interests
Revenue	41,585	21,674	29,839
Profit/(loss) before income tax	(3,213)	(25,217)	(3,884)
Income tax (expense)/credit	(803)	1,347	157
Profit/(loss) and total comprehensive income/(loss) for the year	(2,410)	(23,870)	(3,727)
Total comprehensive income/(loss) allocated to noncontrolling interests	(482)	(4,737)	(746)
Shenzhen Pengai Xiuqi Aesthetic Medical Hospital Co. Ltd.
Summarised financial information of subsidiaries with material non controlling interests
Revenue	37,106	28,251	28,530
Profit/(loss) before income tax	3,871	(19,411)	(1,135)
Income tax (expense)/credit	968	2,586	(139)
Profit/(loss) and total comprehensive income/(loss) for the year	2,903	(16,825)	(1,274)
Total comprehensive income/(loss) allocated to noncontrolling interests	174	(1,851)	(140)
Haikou Pengai Aesthetic Medical Hospital Co., Ltd.
Summarised financial information of subsidiaries with material non controlling interests
Revenue	30,474	24,134	20,184
Profit/(loss) before income tax	(2,946)	(10,966)	(1,696)
Income tax (expense)/credit	(688)	(84)	192
Profit/(loss) and total comprehensive income/(loss) for the year	(2,258)	(11,050)	(1,504)
Total comprehensive income/(loss) allocated to noncontrolling interests	(294)	(1,436)	(196)
Dividend paid to noncontrolling interests			186
Yantai Pengai Jiayan Cosmetic Surgery Hospital Co., Ltd
Summarised financial information of subsidiaries with material non controlling interests
Revenue	36,763	15,295	25,958
Profit/(loss) before income tax	2,018	(21,773)	(2,465)
Income tax (expense)/credit	505	1,795	307
Profit/(loss) and total comprehensive income/(loss) for the year	1,513	(19,978)	(2,158)
Total comprehensive income/(loss) allocated to noncontrolling interests	¥ 166	¥ (2,198)	¥ (237)